Loans and Advances - Reconciliation of Allowance for Loan Losses (Detail) - Allowance for loan losses [member] - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period	¥ 706,405	¥ 604,988
Provision (credit) for loan losses	224,996	57,996
Charge-offs	80,694	71,649
Recoveries	6,365	6,182
Net charge-offs	74,329	65,467
Others	876	(5,260)
Allowance for loan losses at end of period	857,948	592,257
12-month ECL [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period	203,286	158,094
Net transfers between stages	(3,299)	(2,995)
Provision (credit) for loan losses	(23,142)	(8,079)
Others	24	(2,388)
Allowance for loan losses at end of period	176,869	144,632
Lifetime ECL not credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period	147,382	92,446
Net transfers between stages	(10,720)	(4,355)
Provision (credit) for loan losses	166,273	8,570
Others	(572)	(782)
Allowance for loan losses at end of period	302,363	95,879
Lifetime ECL credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period	355,737	354,448
Net transfers between stages	14,019	7,350
Provision (credit) for loan losses	81,865	57,505
Charge-offs	80,694	71,649
Recoveries	6,365	6,182
Net charge-offs	74,329	65,467
Others	1,424	(2,090)
Allowance for loan losses at end of period	¥ 378,716	¥ 351,746